Pension and other post-retirement benefits (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	19,511	17,919
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	15,635	14,912	14,340
Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3,876	3,007	2,893
Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	7,053	6,524
Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	6,457	5,974
Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	596	550
Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	8,620	9,255
Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	5,782	7,076
Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,838	2,179
Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3,838	2,140	1,936
Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3,396	1,862	1,742
Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	442	278	194
Group debt securities
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	134	129
Group equity securities and options
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	131	147
Cash and cash equivalents | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,983	3,370
Cash and cash equivalents | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	279	399
Cash and cash equivalents | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,983	3,335
Cash and cash equivalents | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	191	66
Cash and cash equivalents | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	35
Cash and cash equivalents | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	88	333
Cash and cash equivalents | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Cash and cash equivalents | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Debt securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3,360	3,393
Debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,046	1,529
Debt securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	421	415
Debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	189	335
Debt securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,939	2,978
Debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,590	1,017
Debt securities | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	267	177
Governments debt securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	338	395
Governments debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	570	365
Governments debt securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	338	395
Governments debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	8	335
Governments debt securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Governments debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	562	30
Governments debt securities | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Governments debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Corporate debt securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3,022	2,998
Corporate debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,476	1,164
Corporate debt securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	83	20
Corporate debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	181	0
Corporate debt securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,939	2,978
Corporate debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,028	987
Corporate debt securities | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	267	177	71
Corporate debt securities | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Corporate debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	267	177
Equity securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	4,767	4,545
Equity securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	882	613
Equity securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,545	2,224
Equity securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	216	172
Equity securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,222	2,321
Equity securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	666	441
Equity securities | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Equity securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,680	1,689
Real estate | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	534	564
Real estate | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,263	1,219	1,169
Real estate | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,146	1,125
Real estate - direct | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,146	1,123
Real estate - direct | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate - direct | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate - direct | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,146	1,123	1,078
Real estate - direct | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,146	1,123
Real estate - indirect | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	534	566
Real estate - indirect | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	117	94
Real estate - indirect | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate - indirect | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate - indirect | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	534	564
Real estate - indirect | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Real estate - indirect | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	117	96	91
Real estate - indirect | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	2
Real estate - indirect | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	117	94
Alternative investments | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,845	1,915
Alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	444	274
Alternative investments | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	508	0
Alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	(23)
Alternative investments | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	87	1,178
Alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	386	290
Alternative investments | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,308	744	696
Alternative investments | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,250	737
Alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	58	7
Private equity - alternative investments | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	692	607
Private equity - alternative investments | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Private equity - alternative investments | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Private equity - alternative investments | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	692	607	666
Private equity - alternative investments | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	692	607
Hedge funds | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	953	1,086
Hedge funds | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	169	267
Hedge funds | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Hedge funds | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Hedge funds | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	1,086
Hedge funds | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	111	264
Hedge funds | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,011	3	30
Hedge funds | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	953	0
Hedge funds | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	58	3
Other alternative investments | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,200	222
Other alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	275	7
Other alternative investments | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	508	0
Other alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	(23)
Other alternative investments | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	87	92
Other alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	275	26
Other alternative investments | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	605	134	0
Other alternative investments | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	605	130
Other alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	4
Other investments, plan assets | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	108	98
Other investments, plan assets | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Other investments, plan assets | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	108	98
Other investments, plan assets | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3,876	3,007	2,893
Bank | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	596	550
Bank | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,838	2,179
Bank | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	442	278	194
Bank | Cash and cash equivalents | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	279	399
Bank | Cash and cash equivalents | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	191	66
Bank | Cash and cash equivalents | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	88	333
Bank | Cash and cash equivalents | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,046	1,529
Bank | Debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	189	335
Bank | Debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,590	1,017
Bank | Debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	267	177
Bank | Governments debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	570	365
Bank | Governments debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	8	335
Bank | Governments debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	562	30
Bank | Governments debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Corporate debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,476	1,164
Bank | Corporate debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	181	0
Bank | Corporate debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,028	987
Bank | Corporate debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	267	177	71
Bank | Equity securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	882	613
Bank | Equity securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	216	172
Bank | Equity securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	666	441
Bank | Equity securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Real estate - indirect | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	117	94
Bank | Real estate - indirect | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Real estate - indirect | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Real estate - indirect | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	117	94	89
Bank | Alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	444	274
Bank | Alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	(23)
Bank | Alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	386	290
Bank | Alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	58	7	34
Bank | Private equity - alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)		0	4
Bank | Hedge funds | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	169	267
Bank | Hedge funds | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Hedge funds | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	111	264
Bank | Hedge funds | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	58	3	30
Bank | Other alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	275	7
Bank | Other alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	(23)
Bank | Other alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	275	26
Bank | Other alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	4	0
Bank | Other investments, plan assets | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	108	98
Bank | Other investments, plan assets | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0
Bank | Other investments, plan assets | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	108	98
Bank | Other investments, plan assets | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	0